Long-Term Debt (Narrative) (Details) BRL in Thousands				1 Months Ended	12 Months Ended
	Dec. 17, 2013 USD ($)	Jul. 18, 2011 USD ($)	Jul. 13, 2011 USD ($)	Nov. 30, 2015 BRL	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Nov. 30, 2015 USD ($)	Oct. 07, 2013 USD ($)	Sep. 30, 2013 USD ($)	Sep. 27, 2013 USD ($)	Oct. 31, 2009 USD ($)
2023 Notes [Member]
Debt Instrument [Line Items]
Amount partially used to finance the purchase of 2019 Notes										$ 378,409,000
Percentage of long term debt purchase price										100.909%
Net discount					$ 5,420,000
Discount related to non-cash issuance					8,829,000
Premium related to cash issuance					3,409,000
Financing cost of issuance of debt					$ 3,313,000
Amount of debt issued as consideration for the partial exchange of 2019 Notes								$ 542,000
2016 Notes [Member]
Debt Instrument [Line Items]
Financing cost of issuance of debt			$ 3,699,000
Redemption price, percentage of principal amount redeemed				6.97%
Redemption price, principal amount redeemed | BRL				BRL 47,039
Redemption price, percentage				93.75%
Redemption price, amount							$ 11,710,000
2019 Notes [Member]
Debt Instrument [Line Items]
Percentage of long term debt purchase price											99.136%
Principal amount of debt	$ 99,767,000										$ 450,000,000
Long-term debt maturity date					Oct. 01, 2019
Long-term debt, fixed interest rate (as a percent)											7.50%
Percentage of redeemed long term debt		31.42%
Outstanding principal amount of redeemed debt	$ 108,875,000	$ 141,400,000
Percentage of redemption price over book value	109.129%	107.50%
Amount of Notes exchanged								512,000	$ 89,955,000
Amount of Notes purchased									118,366,000
Total aggregate amount of Notes exchanged and purchased									$ 208,321,000
Percentage of outstanding principal amount represented by total aggregate amount of Notes exchanged and purchased									67.50%
Cash paid as consideration for exchange								$ 2,000	$ 51,000
Amount paid as tender consideration for purchase									$ 128,131,000
Percentage of redemption price equal to amount paid as tender consideration for purchase									108.25%
Cash paid for accrued and unpaid interests	$ 1,580,000								$ 7,638,000
One-time loss, debt instrument	23,467,000
Loss related consideration in excess of principal amount	18,873,000
Loss related to accelerated amortization of deferred financing cost	2,599,000
Loss related to accelerated accretion of original discount	1,127,000
Loss related to cost incurred in connection with exchange offer	$ 868,000
Loss incurred from notes redemption						$ 18,873,000
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt									$ 98,225,000